GOODWILL AND OTHER INTANGIBLE ASSETS - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 222,223	$ 222,223	$ 222,223
Intangible Assets with Finite Lives
Gross Carrying Amount		48,000	48,000
Accumulated Amortization		(10,890)	(6,890)
Net Carrying Value		37,110	41,110
Total Other Intangible Assets
Gross Carrying Amount		104,000	104,000
Total Other Intangible Assets	$ 91,110	93,110	97,110
Total Goodwill and Other Intangible Assets Gross		326,223	326,223
Total Goodwill and Other Intangible Assets		315,333	319,333
Tradename
Intangible Assets with Indefinite Lives:
Intangible Assets with Indefinite Lives		$ 56,000	$ 56,000